Note 7 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
7.	Exploration and Evaluation Assets

	Balance January 1, 2023	Foreign Exchange	Balance December 31, 2023	Foreign Exchange	Acquisition cost	Balance December 31, 2024
Iron Creek, USA	$87,693	$(2,059)	$85,634	$7,530	$36	$93,200

All of the Iron Creek mineral properties are pledged as security for the Convertible Notes issued on February 13, 2023 and November 27, 2024 (Note 11). Upon successful commissioning of the Refinery, the Iron Creek mineral properties will be released from the Convertible Notes security package.

Certain claims relating to the Iron Creek properties were acquired by the Company against earn-in and option agreements entered with the original owners of such claims. These agreements provide a working interest in the property to the Company, upon making certain milestone payments and/or incurring certain expenditures on the property. The claims are also subject to future net smelter royalty (“NSR”) payments.